Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2021	¥ 155,000	¥ 2,709,808		¥ 2,383,940	¥ 333,588	¥ 5,582,336
Deemed contribution in connection with reorganization		264,827				264,827
Net income (loss)				394,955	(5,566)	389,389
Stock based compensation		6,580				6,580
Exercise of stock options	6,580	6,580				13,160
Noncontrolling interests arising from acquisition of subsidiary					2,003	2,003
Capital contribution from anonymous partnerships					403,480	403,480
Distribution to anonymous partnerships					(79,851)	(79,851)
Capital return to anonymous partnerships					(3,340)	(3,340)
Declaration of dividend				(11,894)		(11,894)
Balance at Dec. 31, 2022	161,580	2,987,795		2,767,001	650,314	6,566,690
Deemed contribution in connection with reorganization
Net income (loss)				681,432	61,187	742,619
Stock based compensation	34,391	167,523				201,914
Exercise of stock options	6,001	6,001				12,002
Capital contribution from anonymous partnerships					2,732,130	2,732,130
Distribution to anonymous partnerships					(32,493)	(32,493)
Capital return to anonymous partnerships					(666,900)	(666,900)
Declaration of dividend				(34,789)		(34,789)
Share issuance upon initial public offering, net of issuance costs	900,817	819,214				1,720,031
Purchase of noncontrolling interests		4,804			(20,804)	(16,000)
Repurchase of common shares			(13,631)			(13,631)
Reclassification between capital stock and capital surplus	(1,002,789)	1,002,789
Capital return and distribution payable to anonymous partnership					(30,888)	(30,888)
Balance at Dec. 31, 2023	100,000	4,988,126	(13,631)	3,413,644	2,692,546	11,180,685
Deemed contribution in connection with reorganization
Net income (loss)				1,114,836	136,093	1,250,929
Exercise of stock options	18,001	18,001				36,002
Capital contribution from anonymous partnerships					2,934,990	2,934,990
Distribution to anonymous partnerships					(103,316)	(103,316)
Capital return to anonymous partnerships					(2,538,920)	(2,538,920)
Repurchase of common shares			(9,008)			(9,008)
Reclassification between capital stock and capital surplus	(52,393)	52,393
Capital return and distribution payable to anonymous partnership					(168,551)	(168,551)
Capital contribution from noncontrolling shareholder		76,211			224,834	301,045
Declaration of dividend		(73,165)				(73,165)
Balance at Dec. 31, 2024	¥ 65,608	¥ 5,061,566	¥ (22,639)	¥ 4,528,480	¥ 3,177,676	¥ 12,810,691